Income Taxes - Schedule of Hong Kong Statutory Rates to the Company’s Effective Tax (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Income Tax Rate Reconciliation, Amount [Line Items]
(Loss) income before provision for income taxes		$ (21,249,468)	$ (847,619)	$ 94,643
Income taxes computed at Hong Kong Profits Tax rate		(3,506,162)	(139,857)	15,616
Reconciling items:
Tax effect of income that is not taxable	[1]	(284,478)	(10,514)	(3,991)
Tax effect of expenses that are not deductible	[2]	3,720,624	164,987	65,346
Change in valuation allowance
Effect of two-tier tax rate		35,008	(7,308)	(21,006)
Income tax (benefit) expense		$ (35,008)	$ 7,308	$ 55,965
Hong Kong Profits Tax Rate [Member]
Schedule of Effective Income Tax Rate Reconciliation, Amount [Line Items]
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%

[1]	Income that is not taxable mainly consisted of the interest income and other income which are non-taxable in accordance with the income tax law under the respective jurisdictions.
[2]	Expenses that are not deductible mainly consisted of some legal and professional fee, expenses and other losses which are non-deductible in accordance with the income tax law under the respective jurisdictions.